Segments Disclosures - Geographic Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Revenues	$ 2,721	$ 2,101	$ 2,347
PP&E	5,320	5,822	6,207
Right-of-use assets	95	141	146
Intangible assets	256	313	318
Other assets	142	206
Goodwill	463	463
Canada
Disclosure of geographical areas [line items]
Revenues	1,854	1,227	1,460
PP&E	4,051	4,661
Right-of-use assets	52	107
Intangible assets	141	185
Other assets	15	74
US
Disclosure of geographical areas [line items]
Revenues	731	716	727
PP&E	860	737
Right-of-use assets	39	30
Intangible assets	85	94
Other assets	61	61
Australia
Disclosure of geographical areas [line items]
Revenues	136	158	$ 160
PP&E	409	424
Right-of-use assets	4	4
Intangible assets	30	34
Other assets	$ 66	$ 71